Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents

NOTE 13: CASH AND CASH EQUIVALENTS

(€’000)	As at 31 December,
	2018	2017
Cash at bank and on hand	40,542	23,253

Total	40,542	23,253

Cash at banks earn interest at floating rates based on daily bank deposit rates.

The credit quality of cash and cash equivalents and short-term cash deposit balances may be categorised between A-1 and A+ based on Standard and Poor’s rating at 31 December 2018.